Variable Interest Entities - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 21, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Line of Credit Facility [Line Items]
Sale value of property	$ 77,500
Proceeds from sale of property in percent to sale value	90.00%
Proceeds from sale of property in value to sale value	$ 69,750
Credit from sale of property in percent to sale value	10.00%
Repayment of secured debt	$ 44,500	$ 1,448	$ 38	$ 2,058
Bareboat charter agreement period	13 years
Bareboat charter agreement description	the Company entered into a bareboat charter for the vessel for a period of up to 13 years, with purchase options at years 5, 7 and 10
Variable interest entity, consolidated, carrying amount, assets		1,874,253	1,832,751
Variable interest entity, consolidated, carrying amount, liabilities		934,351	877,641
Interest Expense		48,611	44,908	$ 37,691
Proceeds from Related Party Debt		$ 69,052
Variable Interest Entity, consolidated		100.00%
Common Stock [Member]
Line of Credit Facility [Line Items]
Variable Interest Entity, consolidated		49.00%
Variable Interest Entity, Primary Beneficiary [Member] | PT Navigator Khatulistiwa [Member]
Line of Credit Facility [Line Items]
Variable Interest Entity, consolidated		100.00%
Variable Interest Entity, Primary Beneficiary [Member]
Line of Credit Facility [Line Items]
Bareboat charter agreement period		13 years
Variable interest entity, consolidated, carrying amount, assets		$ 123,100	125,300
Variable interest entity, consolidated, carrying amount, liabilities		20,400	$ 36,600
Interest Expense		500
Proceeds from Related Party Debt		69,100
Variable Interest Entity, Primary Beneficiary [Member] | Ocean Yield Arora Ltd [Member]
Line of Credit Facility [Line Items]
Variable interest entity, consolidated, carrying amount, assets		69,100
Variable interest entity, consolidated, carrying amount, liabilities		$ 69,000